Business Combination, Goodwill and In-Process Research and Development (Details Narrative)					1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 shares	Dec. 12, 2022 shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 12, 2022 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued											191,992
Financial Designation, Predecessor and Successor [Fixed List]		Successor			Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Stockholders' Equity Note, Stock Split, Conversion Ratio					176.28						176.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		56,999	56,999		56,999	101,752		101,752		56,999	56,999
Goodwill impairment | $								$ 11,895,033
Impairment charge for other indefinite-lived intangible assets | $								69,280,171
In Process Research and Development [Member]
Business Acquisition [Line Items]
Goodwill impairment | $	$ 11,900,000
Impairment charge for other indefinite-lived intangible assets | $	$ 69,300,000
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Net proceeds | $					$ 8,635,000
Share-Based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio											176.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		56,950			56,950						56,950
Replacement of Options		1,731,237			1,731,237						1,731,237
Replacement of options | $						1,731,237		1,731,237
Warrant [Member]
Business Acquisition [Line Items]
Replacement of warrants		584,260			584,260						584,260
Replacement of warrants | $						$ 584,260		$ 584,260
Warrant [Member]
Business Acquisition [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio											176.28
Replacement of warrants		48,561			48,561						48,561
Predecessor [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Converted			6,406,210
Financial Designation, Predecessor and Successor [Fixed List]							Predecessor		Predecessor	Predecessor		Predecessor
Stockholders' Equity Note, Stock Split, Conversion Ratio										176.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number												10,039,348	8,755,179
Transaction costs | $										$ 2,100,000
Goodwill impairment | $
Impairment charge for other indefinite-lived intangible assets | $
Predecessor [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			2,427,832							2,427,832
Net proceeds | $				$ 392,301
Predecessor [Member] | Share-Based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio										176.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			10,039,348							10,039,348
Predecessor [Member] | Warrant [Member]
Business Acquisition [Line Items]
Replacement of warrants			8,560,561							8,560,561
Larkspur Larkspur Merger Sub Inc [Member] | Permanent Equity Shares [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Converted											33,514,004
Larkspur Larkspur Merger Sub Inc [Member] | Temporary Shares [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Converted											331,331
Larkspur Larkspur Merger Sub Inc [Member] | Predecessor [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Converted											33,845,335